TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE [Abstract]
Schedule of trade and other accounts receivable
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Trade accounts receivable	785,952	532,106
Other accounts receivable	209,925	194,454
Total trade and other accounts receivable	995,877	726,560
Less: Expected credit loss	(81,004)	(122,193)
Total net trade and accounts receivable	914,873	604,367
Less: non-current portion – accounts receivable	(12,201)	(4,986)
Trade and other accounts receivable, current	902,672	599,381

Schedule of expected credit losses
	As of December 31, 2021			As December 31, 2020
	Expected	Gross book	Impairment loss	Expected	Gross book	Impairment loss
Portfolio maturity	loss rate (1)	value (2)	Provision	loss rate (1)	value (2)	Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	1%	591,210	(8,806)	4%	302,079	(11,112)
From 1 to 90 days	10%	116,613	(11,840)	4%	103,615	(4,049)
From 91 to 180 days	31%	11,376	(3,567)	66%	15,989	(10,501)
From 181 to 360 days	72%	3,863	(2,766)	80%	40,621	(32,627)
more of 360 days	86%	62,890	(54,025)	92%	69,802	(63,904)
Total		785,952	(81,004)		532,106	(122,193)

(1)	Corresponds to the consolidated expected rate of accounts receivable.
(2)	The gross book value represents the maximum credit risk value of trade accounts receivables.

Schedule of trade and other accounts receivable and non-current accounts receivable
	As of	As of
	December 31,	December 31,
Currency	2021	2020
	ThUS$	ThUS$
Argentine Peso	7,282	6,517
Brazilian Real	361,745	221,952
Chilean Peso	53,488	44,737
Colombian Peso	5,657	1,292
Euro	24,143	24,370
US Dollar	441,079	292,125
Korean Won	844	79
Mexican Peso	2,428	4,624
Australian Dollar	62	49
Pound Sterling	12,728	5,647
Uruguayan Peso (New)	860	792
Swiss Franc	360	754
Japanese Yen	106	77
Swedish crown	488	129
Other Currencies	3,603	1,223
Total	914,873	604,367

Schedule of provision for impairment losses of trade debtors and other accounts receivable
	Opening		(Increase)	Closing
Periods	balance	Write-offs	Decrease	balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2019	(97,991)	12,569	(14,980)	(100,402)
From January 1 to December 31, 2020	(100,402)	30,754	(52,545)	(122,193)
From January 1 to December 31, 2021	(122,193)	26,435	14,754	(81,004)

Schedule of accounts receivable categories
	As of December 31, 2021			As of December 31, 2020
	Gross exposure	Gross	Exposure net	Gross exposure	Gross	Exposure net
	according to	impaired	of risk	according to	Impaired	of risk
	balance	exposure	concentrations	balance	exposure	concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	785,952	(81,004)	704,948	532,106	(122,193)	409,913
Other accounts receivable	209,925	-	209,925	194,454	-	194,454